Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes
Schedule of income tax expense

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Current	(38,801)	(51,512)	(86,367)	(13,046)
Deferred	788	749	(1,727)	(261)
	(38,013)	(50,763)	(88,094)	(13,307)

Schedule of reconciliation of the income tax expense between PRC statutory income tax rate and actual income tax expense

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Income before income tax expense	99,473	156,914	295,751	44,676
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at PRC statutory income tax rate	(24,868)	(39,229)	(73,938)	(11,169)
Impact of different tax rates in other jurisdictions	(1,558)	(3,823)	(1,100)	(166)
Preferential tax treatments and tax holiday effects	143	43	(73)	(11)
Super deduction of qualified R&D expenditures	—	2	13	2
Expenses not deductible (including expenses accrued for share-based compensation amounting to RMB1,390, RMB (92) (reversed) and RMB5,487 for the years ended June 30, 2019, 2020 and 2021, respectively)	(5,201)	(5,621)	(9,737)	(1,471)
Valuation allowance on deferred tax assets	(6,529)	(2,135)	(3,259)	(492)
Income tax expense	(38,013)	(50,763)	(88,094)	(13,307)

Schedule of deferred income tax liabilities and assets

Amount
RMB

Balance as of June 30, 2019	2,226
Increase during the year	1,667
Decrease due to amortization of intangible assets	(17)
Exchange translation adjustment	85
Balance as of June 30, 2020	3,961
Increase during the year	—
Decrease due to amortization of intangible assets	(207)
Exchange translation adjustment	(206)
Balance as of June 30, 2021	3,548
Amount in US$	549

The Group’s deferred tax assets at June 30, 2020 and 2021 were as follows:

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Tax loss carry forward	9,242	12,266	1,899
Contingent losses related to legal proceedings	2,259	325	50
Others	329	329	51
Less, valuation allowance	(9,247)	(12,271)	(1,900)
	2,583	649	100

Schedule of deferred tax assets valuation allowance

The Group’s deferred tax assets valuation allowance at June 30, 2021 and changes for the two years then ended were as follows:

Amount
RMB

Balance as of June 30, 2019	20,520
Increase during the year	2,135
Decrease due to disposal of VIEs’ entities	(13,771)
Increase due to acquisition of VIEs’ entities	279
Exchange translation adjustment	84
Balance as of June 30, 2020	9,247
Increase during the year	3,259
Exchange translation adjustment	(235)
Balance as of June 30, 2021	12,271
Amount in US$	1,900